Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021
Other Noncurrent Assets [abstract]
Net defined benefit plan surpluses		$ 163	$ 239
Cash surrender value of life insurance policies		333	346
Deferred commissions		107	127
Other financial assets		548	429
Other non-current assets	[1]	105	85
Total other non-current assets		$ 1,256	$ 1,226	[2]

[1]	Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $89 million and $74 million at June 30, 2022 and December 31, 2021, respectively, (see note 19).
[2]	Amounts have been reclassified to reflect the current presentation.